Equity (Details 3) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013
Equity [Abstract]
Number of Warrants, Begining Balance	297
Number of Warrants, Cashless warrants exercised (1)	(297)	[1]	297
Number of Warrants, Ending Balance			297
Weighted Average Exercise Price, Begining Balance	$ 126
Weighted Average Exercise Price, Cashless warrants exercised (1)		[1]	$ 126
Weighted Average Exercise Price, Ending Balance			$ 126

[1]	The Company issued 297 (59,325 pre-split) warrants during the year ended December 31, 2013. The exercise price per share of common stock under this warrant was $126 per share ($0.63 pre-split) subject to anti-dilution provisions.